UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	January 25, 2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 65714 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1461   674796 SH       SOLE                   674796
ACKERMANS                      FE               BE0003764     1110    14879 SH       SOLE                    14879
AMEC                           FE               GB0000282      550    43000 SH       SOLE                    43000
ANSALDO STS SPA                FE               IT0003977     1948   102000 SH       SOLE                   102000
ARYZTA AG                      FE               CH0043238     1543    42076 SH       SOLE                    42076
BARRY CALLEBAUTN               FE               CH0009002     1581     2502 SH       SOLE                     2502
BILFINGER BERGER AG            FE               DE0005909     2163    28000 SH       SOLE                    28000
BOURBON                        FE               FR0004548     1067    28200 SH       SOLE                    28200
C&C GROUP ORD                  FE               IE00B010D     2695   624000 SH       SOLE                   624000
CHARTER PLC                    FE               GB0001882     2087   179000 SH       SOLE                   179000
ELEXIS                         FE               DE0005085      467    36704 SH       SOLE                    36704
GERRY WEBER INTERNATIONAL      FE               DE0003304      759    24000 SH       SOLE                    24000
GRAFTON GRP PLC                FE               1E00B00MZ      516   125000 SH       SOLE                   125000
GRIFOLS                        FE               ES0171996     1261    72000 SH       SOLE                    72000
HELLENIC EXCHANGES             FE               GRS395363     1126   107427 SH       SOLE                   107427
IFG GROUP PLC                  FE               IE0002325      434   217444 SH       SOLE                   217444
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745     1085   485000 SH       SOLE                   485000
INDRA SISTEMAS -A-             FE               ES0118594     1284    54346 SH       SOLE                    54346
INTERTEK GROUP ORD             FE               GB0031638      406    20000 SH       SOLE                    20000
INVISTA REAL ESTATE            FE               GB00B1CKT      399   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1472    48476 SH       SOLE                    48476
KARDEX                         FE               CH0018263      648    20000 SH       SOLE                    20000
KELLER GROUP                   FE               GB0004866      563    54000 SH       SOLE                    54000
KEMIRA                         FE               F10009004      746    50000 SH       SOLE                    50000
KLOECKNER & CO N               FE               DE000KC01     1762    68571 SH       SOLE                    68571
LAMPRELL                       FE               GB00B1CL5     1481   496444 SH       SOLE                   496444
MOTA-ENGIL                     FE               PTMEN0AE0     1347   238249 SH       SOLE                   238249
NKT HOLDING                    FE               DK0010287     1902    33897 SH       SOLE                    33897
PROSAFE PRODUCTION             FE               CY0100610      636   295000 SH       SOLE                   295000
PROSAFE SE NOK                 FE               CY0100470      766   120000 SH       SOLE                   120000
PROSEGUR                       FE               ES0175438      550    11192 SH       SOLE                    11192
RAMIRENT OYJ                   FE               FI0009007     1830   186402 SH       SOLE                   186402
RATIONAL AG                    FE               DE0007010     1795    10500 SH       SOLE                    10500
SHANKS GROUP                   FE               GB0007995     2139   991786 SH       SOLE                   991786
SONAE SGPS                     FE               PTSON0AE0      943   755126 SH       SOLE                   755126
SONOVA                         FE               CH0012549     1093     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544      901   470000 SH       SOLE                   470000
SPECTRIS                       FE               GB0003308      791    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1008  1031455 SH       SOLE                  1031455
SWISS NATIONAL INSURANCE       FE               CH0010811     1884    63000 SH       SOLE                    63000
TELEPERFORMANCE                FE               FR0000051     1710    52542 SH       SOLE                    52542
TEN CATE                       FE               NL0000375     1416    53530 SH       SOLE                    53530
TREVI FIN IND                  FE               IT0001351     1895   119705 SH       SOLE                   119705
TRYGVESTA                      FE               DK0060013     1554    23506 SH       SOLE                    23506
TUBACEX                        FE               ES0132945      754   191000 SH       SOLE                   191000
TULLETT PREBON                 FE               GB00B1H0D      915   202983 SH       SOLE                   202983
TULLOW OIL                     FE               GB0001500     1436    68102 SH       SOLE                    68102
VT GROUP                       FE               GB0031729     1618   193000 SH       SOLE                   193000
WARTSILA OYJ-B SHARES          FE               FI0009003     1437    35669 SH       SOLE                    35669
WEIR GROUP                     FE               GB0009465     1769   152600 SH       SOLE                   152600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      515    60000 SH       SOLE                    60000
WINCOR NIXDORF                 FE               DE000A0CA     1343    19728 SH       SOLE                    19728
ZUMTOBEL                       FE               AT0000837     1178    59914 SH       SOLE                    59914